    As filed with the Securities and Exchange Commission on November 30, 2001

                                                Securities Act File No. 33-69654
                                        Investment Company Act File No. 811-8044

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   ----------
                                    Form N-2

             Registration Statement under the Securities Act of 1933         [_]
                          Pre-Effective Amendment No.                        [_]

                          Post Effective Amendment No.                       [_]
                                     and/or
       Registration Statement under the Investment Company Act of 1940       [X]
                                Amendment No. 5                              [X]
                        (check appropriate box or boxes)

                                   ----------

                    The Morgan Stanley High Yield Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                           1221 Avenue of the Americas
                            New York, New York 10020
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 762-7500

                                   ----------

                                RONALD E. ROBISON
                    The Morgan Stanley High Yield Fund, Inc.
                  c/o Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                                   ----------

                                 With copies to:

                          LEONARD B. MACKEY, JR., ESQ.
                       Clifford Chance Rogers & Wells LLP
                                 200 Park Avenue
                            New York, New York 10166
                                 (212) 878-8000

                                   ----------

================================================================================

                                EXPLANATORY NOTE

This filing is made solely for the purpose of filing as an Exhibit the Amended and Restated By-Laws of The Morgan Stanley High Yield Fund, Inc.

                           PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(1)      Financial Statements (Not applicable)

(2)      Exhibits

              (a)        --  Amended and Restated Articles of Incorporation
                             (Previously filed as Exhibit 2(a) to the
                             Pre-Effective Amendment No. 1 to the Registrant's
                             Registration Statement (File No. 33-69454))
              (b)        --  Amended and Restated By-Laws*
              (c)        --  Not applicable
              (d)        --  Specimen certificate for Common Stock, par value
                             $.01 per share (Previously filed as Exhibit 2(d) to
                             the Registrant's Registration Statement (file
                             No. 33 69654))
              (e)        --  Dividend Reinvestment and Cash Purchase Plan
                             (Previously filed as Exhibit 2(e) to the
                             Registrant's Registration Statement (file No. 33
                             69654))
              (f)        --  Not applicable
              (g)        --  Form of Investment Advisory and Management
                             Agreement (Previously filed as Exhibit 2(g) to the
                             Pre-Effective Amendment No. 1 to the Registrant's
                             Registration Statement (File No. 33-69454))
              (h) (1)    --  Form of Underwriting Agreement (Previously
                             filed as Exhibit 2(h)(1) to Pre-Effective Amendment
                             No. 1 to the Registrant's Registration Statement
                             (File No. 33-69454))
                  (2)    --  Form of Master Agreement Among Agreement
                             (Previously filed as Exhibit 2(h)(2) to
                             Pre-Effective Amendment No. 1 to the Registrants
                             Registration Statement (File No. 33-69454))
                  (3)    --  Form of Master Selected Dealer Agreement
                             (Previously filed as Exhibit 2(h)(3) to
                             Pre-Effective Amendment No. 1 to the Registrants
                             Registration Statement (File No. 33-69454))
                  (4)    --  Form of Agency Agreement (Previously filed as
                             Exhibit 2(h)(4) to Pre-Effective Amendment No. 1 to
                             the Registrants Registration Statement (File No.
                             33-69454))
              (i)        --  Not applicable
              (j) (1)    --  Form of Domestic Custody Agreement
                             (Previously filed as Exhibit 2(j)1 to the
                             Registrant's Registration Statement (file No. 33
                             69654))
                  (2)    --  Form of International Custody Agreement
                             (Previously filed as Exhibit 2(j)2 to the
                             Registrant's Registration Statement (file No. 33
                             69654))
              (k) (1)    --  Form of Agreement for Stock Transfer Services
                             (Previously filed as Exhibit 2(k)1 to the
                             Registrant's Registration Statement (file No. 33
                             69654))
                  (2)    --  Form of Administration Agreement (Previously
                             filed as Exhibit 2(k)2 to the Registrant's
                             Registration Statement (file No. 33 69654))
              (l) (1)    --  Opinion and Consent of Rogers & Wells
                             (Previously filed as Exhibit 2(l)1 to the
                             Registrant's Registration Statement (file No. 33
                             69654))
                  (2)    --  Opinion and Consent of Piper & Marbury
                             (Previously filed as Exhibit 2(l)2 to the
                             Registrant's Registration Statement (file No. 33
                             69654))
              (m)        --  Not applicable
              (n)        --  Consent of Price Waterhouse (Previously filed as
                             Exhibit 2(n) to the Registrant's Registration
                             Statement (file No. 33 69654))
              (o)        --  Not applicable
              (p)        --  Form of Investment Letter (Previously filed as
                             Exhibit 2(p) to the Registrant's Registration
                             Statement (file No. 33 69654))
              (q)        --  Not applicable

----------
 * Filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 30th day of November, 2001.

                                THE MORGAN STANLEY HIGH YIELD FUND, INC.


                                By:  /s/ Stefanie V. Chang
                                    ---------------------------------------
                                      Stefanie V. Chang
                                      Vice President

                                  EXHIBIT INDEX

                                                                 Sequentially
Exhibit                                                            Numbered
 Number                          Exhibit                             Page
-------            -------------------------------------         ------------

 2(b)              Amended and Restated By-Laws